DF DENT PREMIER GROWTH FUND
DF DENT MIDCAP GROWTH FUND
DF DENT SMALL CAP GROWTH FUND

Supplement dated January 22, 2025 to the Prospectus dated November 1, 2024

1.
Effective January 1, 2025, the sub-section entitled “Portfolio Managers” in the section entitled “Management” beginning on page 7 of the DF Dent Premier Growth Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund’s portfolio is team-managed by three portfolio managers, Matthew F. Dent, CFA, Gary D. Mitchell, J.D., and Patrick X. Halloran, who are jointly and primarily responsible for the day-to-day management of the Fund. Matthew F. Dent has served as a portfolio manager of the Fund since November 2012. Gary D. Mitchell has served as a portfolio manager of the Fund since January 2022. Patrick X. Halloran has served as a portfolio manager of the Fund since January 2025.

2.
Effective January 1, 2025, the sub-section entitled “Portfolio Managers” in the section entitled “Management” beginning on page 15 of the DF Dent Midcap Growth Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund’s portfolio is team-managed by three portfolio managers, Matthew F. Dent, CFA, Bruce L. Kennedy II, CFA, and Jimish P. Gandhi, who are jointly and primarily responsible for the day-to-day management of the Fund. Matthew F. Dent and Bruce L. Kennedy II have each served as portfolio manager of the Fund since its inception in July 2011. Jimish P. Gandhi has served as a portfolio manager of the Fund since January 2025.

3.
Effective January 1, 2025, the sub-section entitled “Portfolio Managers” in the section entitled “Management” beginning on page 24 of the DF Dent Small Cap Growth Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The Fund’s portfolio is team-managed by three portfolio managers, Matthew F. Dent, CFA, Gary Wu, Ph.D., CFA, and Brady M. Cox, CFA, who are jointly and primarily responsible for the day-to-day management of the Fund. Matthew F. Dent and Gary Wu have each served as portfolio manager of the Fund since its inception in November 2013. Brady M. Cox has served as a portfolio manager of the Fund since January 2025.

4.	Effective January 1, 2025, the section entitled “Portfolio Managers” beginning on page 41 of the Prospectus is hereby deleted in its entirety and replaced with the following:

DF Dent Premier Growth Fund – Team- Managed Approach

The Fund’s portfolio is team-managed by three portfolio managers, Matthew F. Dent, CFA, Gary D. Mitchell, J.D., and Patrick X. Halloran, who are jointly responsible for the day-to-day management of the Fund.

 Matthew F. Dent, CFA, joined D.F. Dent in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, Mr. Dent served as a research associate at Stafford Capital in San Francisco, a research associate at Robertson Stephens in San Francisco, and as an investment banking analyst at DB Alex Brown in Baltimore. Mr. Dent is a graduate of Brown University, where he received a B.A. in both Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society. Mr. Dent is the President of D.F. Dent and Company and serves as a portfolio manager and analyst.
Gary D. Mitchell, J.D., Vice President since 2007 and Portfolio Manager at D.F. Dent from 2005 to present, joined D.F. Dent in the summer of 2005 with 13 years of experience practicing law. Prior to joining D.F. Dent, he was a corporate attorney for two S&P 500 companies in New Jersey. His experience includes corporate, securities and regulatory law, as well as mergers and acquisitions and corporate governance. Mr. Mitchell received an A.B. from Harvard College summa cum laude in Economics and received a J.D. from Harvard Law School cum laude.

Patrick X. Halloran joined the firm in January 2018 with nine years of experience in the investment industry. Prior to joining D.F. Dent and Company, he served as a Co-Portfolio Manager and Head of Research at Croft-Leominster Inc. Mr. Halloran earned a MBA and MS in Finance from the University of Maryland’s Robert H. Smith School of Business, and holds a Bachelor of Arts degree in Economics from The University of Virginia. Mr. Halloran currently serves as a portfolio manager and research analyst.

DF Dent Midcap Growth Fund — Team-Managed Approach

The Fund’s portfolio is team-managed by three portfolio managers, Matthew F. Dent, CFA, Bruce L. Kennedy II, CFA, and Jimish P. Gandhi, who are jointly responsible for the day-to-day management of the Fund.

Matthew F. Dent, CFA, joined D.F. Dent in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, Mr. Dent served as a research associate at Stafford Capital in San Francisco, a research associate at Robertson Stephens in San Francisco, and as an investment banking analyst at DB Alex Brown in Baltimore. Mr. Dent is a graduate of Brown University, where he received a B.A. in both Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society. Mr. Dent is the President of D.F. Dent and Company and serves as a portfolio manager and analyst.

Bruce L. Kennedy, II, CFA, Director of Research since 2014, Vice President since 2010 and Research Analyst from 2007-2010, joined D.F. Dent in the summer of 2007 with four years of investment experience. Prior to joining D.F. Dent, he served as an Investment Banking Analyst at Goldman, Sachs & Co. in New York, an Associate Analyst at T. Rowe Price in Baltimore from 2001 to 2005, and as a Summer Analyst at Wasatch Advisors in Salt Lake City in 2006. Mr. Kennedy received an A.B. from Dartmouth College cum laude in Economics and History, and an M.B.A. from Stanford Graduate School of Business in 2007. Mr. Kennedy is a Chartered Financial Analyst.

Jimish P. Gandhi joined the firm in the summer of 2018 with four years of experience in the investment industry. Prior to joining D.F. Dent & Company, he served as an investment research consultant at Polleit & Riechert Investment Management, a research analyst at VNB Wealth Management, and a financial actuary at Blue Cross Blue Shield of Michigan. Mr. Gandhi received a Masters in Finance at the London Business School and a Masters in Industrial Mathematics at Michigan State University. He holds a B.S. in Civil Engineering from the University of Mumbai. Mr. Gandhi current serves as a portfolio manager and research analyst.

DF Dent Small Cap Growth Fund — Team-Managed Approach

The Fund’s portfolio is team-managed by three portfolio managers, Matthew F. Dent, CFA, Gary Wu, PhD., CFA, and Brady M. Cox, CFA, who are jointly responsible for the day-to-day management of the Fund.

Matthew F. Dent, CFA, joined D.F. Dent in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, Mr. Dent served as a research associate at Stafford Capital in San Francisco, a research associate at Robertson Stephens in San Francisco, and as an investment banking analyst at DB Alex Brown in Baltimore. Mr. Dent is a graduate of Brown University, where he received a B.A. in both Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society. Mr. Dent is the President of D.F. Dent and Company and serves as a portfolio manager and analyst.

Gary Wu, Ph.D., joined D.F. Dent in the summer of 2012 with eight years of experience in the investment industry. Prior to joining D.F. Dent, he served one year as a Senior Vice President at BDT Capital Partners, fiver years as a Securities Analyst and Co-Portfolio Manager at Legg Mason Capital Management, two years as a healthcare investment banker at Legg Mason Wood Walker (now Stifel Nicolaus), and three years as a management consultant at Mars & Company. Dr. Wu earned a Ph.D. in Molecular and Cellular Biology from Columbia University, and he holds a Bachelor of Medicine degree from Peking University Medical School. Dr. Wu is a Chartered Financial Analyst, a Vice President of D.F. Dent and Company and serves as a portfolio manager, analyst, and Chief Risk Officer.

Brady M. Cox, CFA, joined the firm in March 2018 with seven years of experience in the investment industry. Prior to joining D.F. Dent and Company, he served as an equity research associate analyst at Stifel Nicolaus. Mr. Cox is a graduate of the University of South Carolina, where he received a B.S.B.A. with focuses in Finance and Economics, and is a CFA Charterholder. Mr. Cox currently serves as a portfolio manager and a research analyst.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of Fund shares by the portfolio managers.

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For more information, please contact a Fund customer service representative toll free at
(866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.

DF DENT PREMIER GROWTH FUND
DF DENT MIDCAP GROWTH FUND
DF DENT SMALL CAP GROWTH FUND

Supplement dated January 22, 2025 to the Statement of Additional Information (“SAI”)
dated November 1, 2024

1.
Effective January 1, 2025, the table under the heading “Information Concerning Accounts Managed by the Portfolio Managers” beginning on page 25 of the SAI is hereby deleted in its entirety and replaced with the following:

Information Concerning Accounts Managed by Portfolio Managers. The following table provides information regarding other accounts managed by the portfolio managers as of January 1, 2025:

Name of Portfolio Manager	Number of Other Accounts Managed and Assets by Account Type			Number of Accounts and Assets for Which Advisory Fee is Performance-Based
	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Matthew F. Dent	None	2 accounts $151.4 million	90 accounts $511.8 million	None	None	None
Gary D. Mitchell	None	None	271 accounts $1.6 billion	None	None	None
Bruce L. Kennedy, II	None	2 accounts $157.0 million	9 accounts $10.5 million	None	None	None
Gary Wu	None	1 account $10.0 million	3 accounts $2.6 million	None	None	None
Patrick X. Halloran	None	None	None	None	None	None
Jimish P. Gandhi	None	1 account $141.4 million	None	None	None	None
Brady M. Cox	None	1 account $10.0 million	None	None	None	None

2.	Effective January 1, 2025, the section entitled “Portfolio Manager Ownership in the Funds” beginning on page 26 of the SAI is hereby deleted in its entirety and replaced with the following:

Portfolio Manager Ownership in the Funds. The Adviser has provided the following information regarding each portfolio manager’s ownership in the Funds as of January 1, 2025:

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of January 1, 2025
Premier Growth Fund
Matthew F. Dent	Over $1,000,000
Gary D. Mitchell	Over $1,000,000
Patrick X. Halloran	None
Midcap Growth Fund
Matthew F. Dent	Over $1,000,000
Bruce L. Kennedy, II	$100,001 - $500,000
Jimish P. Gandhi	None
Small Cap Growth Fund
Matthew F. Dent	Over $1,000,000
Gary Wu	$100,001 - $500,000
Brady M. Cox	$100,001 - $500,000

* * *

For more information, please contact a Fund customer service representative toll free at
(866) 233-3368.

PLEASE RETAIN FOR FUTURE REFERENCE.